Consolidated Statements of Changes In Equity Statement - USD ($) $ in Millions		Total	Equity attributable to the equity holders of the parent	Share Capital		Treasury Shares	Mandatorily Convertible Notes	Additional Paid-in Capital	Retained Earnings	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH	Unrealized Gains (Losses) on Investments in Equity Instruments at FVOCI	Recognized actuarial (losses) gains	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2017	[1]			1,020,000,000
Beginning balance at Dec. 31, 2017		$ 40,855	$ 38,789	$ 401		$ (362)	$ 0	$ 34,848	$ 20,635	$ (13,942)	$ (93)	$ 823	$ (3,521)	$ 2,066
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		5,330	5,149						5,149					181
Other comprehensive income (loss)		(1,575)	(1,478)							(2,174)	732	(608)	572	(97)
Total comprehensive income (loss)		3,755	3,671						5,149	(2,174)	732	(608)	572	84
Recognition of share-based payments (note 8.3)		28	28			19		9
Dividend (notes 11.4 and 11.5)		(216)	(101)						(101)					(115)
Share buyback (note 11.1) (in shares)	[1]			(7,000,000)
Share buyback (note 11.1)		(226)	(226)			(226)
Change in share capital currency (note 11.1)		0	0	$ (37)				37
Acquisition of non-controlling interests (note 11.5)		(68)	(55)						(55)					(13)
Other movements (in shares)	[1]			1,000,000
Other movements		$ (20)	(20)						(17)			(3)		0
Ending balance (in shares) at Dec. 31, 2018		1,013,568,258		1,014,000,000	[1]
Ending balance at Dec. 31, 2018		$ 44,108	42,086	$ 364		(569)	0	34,894	25,611	(16,116)	639	212	(2,949)	2,022
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		(2,391)	(2,454)						(2,454)					63
Other comprehensive income (loss)		(624)	(666)							(9)	(404)	38	(291)	42
Total comprehensive income (loss)		(3,015)	(3,120)						(2,454)	(9)	(404)	38	(291)	105
Recognition of share-based payments (note 8.3) (in shares)	[1]			2,000,000
Recognition of share-based payments (note 8.3)		(11)	(11)			57		(68)
Dividend (notes 11.4 and 11.5)		(357)	(203)						(203)					(154)
Share buyback (note 11.1) (in shares)	[1]			(4,000,000)
Share buyback (note 11.1)		(90)	(90)			(90)
Sharing of cash flow hedge (gain) from INR/USD hedging programs related to AMNS India (note 2.4.1)		(141)	(141)						(141)
Transfer of fair value reserve of equity instruments designated at FVOCI (note 2.5)		0	0						70			(70)
Other movements		$ (11)												(11)
Ending balance (in shares) at Dec. 31, 2019		1,012,079,421		1,012,000,000	[1]
Ending balance at Dec. 31, 2019		$ 40,483	38,521	$ 364		(602)	0	34,826	22,883	(16,125)	235	180	(3,240)	1,962
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		(578)	(733)						(733)					155
Other comprehensive income (loss)		(826)	(781)							(928)	(6)	431	(278)	(45)
Total comprehensive income (loss)		(1,404)	(1,514)						(733)	(928)	(6)	431	(278)	110
Offering of common shares (note 11.1) (in shares)	[1]			81,000,000
Offering of common shares (note 11.1)		740	740	$ 29				711
Mandatorily convertible notes (note 11.2) (in shares)				23,000,000
Mandatorily convertible notes (note 11.2)		1,056	1,056			549	840	(305)	(28)
Recognition of share-based payments (note 8.3) (in shares)				1,000,000
Recognition of share-based payments (note 8.3)		30	30			15		15
Dividend (notes 11.4 and 11.5)		(162)												(162)
Share buyback (note 11.1) (in shares)	[1]			(36,000,000)
Share buyback (note 11.1)		(500)	(500)			(500)
Transfer of fair value reserve of equity instruments designated at FVOCI (note 2.5)		0	0						28			(28)
Mandatorily convertible bonds extension (note 11.2)		53												53
Other movements		$ (59)	(53)						(53)					(6)
Ending balance (in shares) at Dec. 31, 2020		1,080,734,413		1,081,000,000
Ending balance at Dec. 31, 2020		$ 40,237	$ 38,280	$ 393		$ (538)	$ 840	$ 35,247	$ 22,097	$ (17,053)	$ 229	$ 583	$ (3,518)	$ 1,957

[1]	Amounts are in millions of shares (treasury shares are excluded).